CONTINGENCY (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Loss contingency pursuant to agreement with driver	$ 190,000
Loss contingency, eligibility of company fees, per day	$ 800